LEASE (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
SHAREHOLDERS DEFICIT
Current portion	$ 25,400	$ 0
Non-current portion	6,427	0
Total lease liabilities	$ 31,827	$ 0